SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	28. SUBSEQUENT EVENTS From December 31, 2022 to the date of publication of this report, there was no subsequent event which had a material impact on the Group.